Non-controlling interests (Tables)	12 Months Ended
Dec. 31, 2019
Non-controlling interests.
Summarised financial information for non-controlling interests

	2019	2018	2017
	$m	$m	$m
Total Revenue	–	–	–
(Loss)/profit after tax	(422)	(9)	412
Other comprehensive income	–	–	–
Total comprehensive (loss)/income	(422)	(9)	412

	2019	2018	2017
	$m	$m	$m
Non-current assets	157	16	3
Current assets	475	526	904
Total assets	632	542	907
Current liabilities	(310)	(63)	(417)
Non-current liabilities	(267)	–	–
Total liabilities	(577)	(63)	(417)
Net assets/(liabilities)	55	479	490

	2019	2018	2017
	$m	$m	$m
Net cash (outflow)/inflow from operating activities	(13)	7	5
Net cash inflow/(outflow) from investing activities	7	(4)	–
Net cash inflow from financing activities	7	–	–
Increase/(decrease) in cash and cash equivalents in the year	1	3	5